Leases, Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 LegalMatter	Dec. 31, 2012	Jan. 31, 2012 Mendel [Member] sqft	Apr. 30, 2009 Mendel [Member] sqft	Jul. 18, 2007 Mendel [Member] sqft	Jul. 18, 2007 3929 Point Eden Way, Hayward, CA [Member] sqft
Future Minimum Lease Payments Under Noncancellable Operating Leases [Line Items]
Lease expiration year	2016
Number of square feet			3,300	1,550	48,000	72,000
Sublease commencement period	2007-07
Total monthly base rent payments by Mendel	$ 3,000,000
Deferred rent	132,000	144,000
Building rent expense	594,000	600,000
Payments related to indemnifications	0	0
Liabilities related to indemnifications obligation	$ 0	$ 0
Claims or pending litigation	0